TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS
TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS
19.     TRADE ACCOUNTS PAYABLE AND REVERSE FACTORING OPERATIONS

	Consolidated
	2023	2022
Domestic trade accounts payable	4,058,832	4,644,534
Foreign trade accounts payable (a)	588,685	877,496
Subtotal	4,647,517	5,522,030
Reverse factoring operations (b)	654,961	853,900
Total	5,302,478	6,375,930

a)	Refers to imports mainly denominated in US dollars, Euros and British pounds.
b)	The Company has contracts signed with first-line financial institutions, mainly Banco Itaú Unibanco S.A. to directly structure a reverse factoring operation with the Company’s main suppliers. Further details on these operations are included in note no. 3.15.